Note 13 - Stockholders' Equity - Stock Option Activity (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Outstanding (in shares)	1,370,000	1,224,000
Outstanding, Weighted Average Exercise Price Per Share (in dollars per share)	$ 6.34	$ 6.40
Outstanding, Weighted Average Grant-Date Fair Value Per Share (in dollars per share)	$ 1.80	$ 1.70
Outstanding, Weighted Average Remaining Contractual Term (Year)	3 years 113 days	4 years 43 days	4 years 251 days
Outstanding, Aggregate Intrinsic Value	$ 0		$ 104,000
Granted (in shares)		180,000
Granted, Weighted Average Exercise Price Per Share (in dollars per share)		$ 5.50
Granted, Weighted Average Grant-Date Fair Value Per Share (in dollars per share)		$ 2.14
Granted, Weighted Average Remaining Contractual Term (Year)		7 years 266 days
Forfeited or expired (in shares)	(148,500)	(34,000)
Forfeited or expired, Weighted Average Exercise Price Per Share (in dollars per share)	$ 4.93	$ 5
Forfeited or expired, Weighted Average Grant-Date Fair Value Per Share (in dollars per share)	$ 6.48	$ 2.30
Forfeited or expired, Weighted Average Remaining Contractual Term (Year)
Outstanding (in shares)	1,221,500	1,370,000	1,224,000
Outstanding, Weighted Average Exercise Price Per Share (in dollars per share)	$ 6.51	$ 6.34	$ 6.40
Outstanding, Weighted Average Grant-Date Fair Value Per Share (in dollars per share)	$ 1.22	$ 1.80	$ 1.70
Vested and exercisable (in shares)	1,221,500
Vested and exercisable, Weighted Average Exercise Price Per Share (in dollars per share)	$ 6.51
Vested and exercisable, Weighted Average Grant-Date Fair Value Per Share (in dollars per share)	$ 1.22
Vested and exercisable, Weighted Average Remaining Contractual Term (Year)	3 years 113 days